ORGANIZATION AND DESCRIPTION OF BUSINESS	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS
NOTE 1:-	ORGANIZATION AND DESCRIPTION OF BUSINESS

monday.com Ltd (“monday.com” and together with its subsidiaries collectively, “the Company”) was incorporated under the laws of Israel and commenced operations in 2012. The Company operates a cloud-based visual Work Operating System (“Work OS”) that consists of modular building blocks that can be easily used and assembled to create software applications and work management tools and serves as a connective layer to integrate with various digital tools across an organization. By using the Company’s Work OS platform and product suite, customers can simplify and accelerate their digital transformation, enhance organizational agility, create a unifying workspace across departments, and increase operational efficiency and productivity.

monday.com has nine wholly owned subsidiaries: monday.com Inc. (the “U.S. Subsidiary”) incorporated in the United States in 2016, monday.com UK 2020 Ltd., incorporated under the laws of England in 2020, monday.com PTY Ltd., incorporated in Australia in 2020, monday.com Ltda., incorporated in Brazil in 2021, monday.com K.K., incorporated in Japan in 2021, monday.com Sp.z o.o., incorporated in Poland in 2022, monday.com PTE. LTD., incorporated in Singapore in 2022, monday.com SAS, incorporated in France in 2024, and monday.com GmbH, incorporated in Germany in 2024. The subsidiaries primarily engage in providing business development, presale, and customer success services to the Company’s existing and potential customers.